GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Aug. 31, 2022	Sep. 30, 2022	Aug. 02, 2022	Jul. 19, 2022	Dec. 31, 2021
Reduction in percentage of workforce			48.00%
Retained Earnings (Accumulated Deficit)		$ 291,105			$ 262,073
Cash, Cash Equivalents, and Short-Term Investments		$ 27,700
Nasdaq Stock Market LLC [Member]
Minimum bid price, per share	$ 1.00
Closing bid price, per share	$ 1.00
European Innovation Council [Member]
Proceeds from debt	$ 1,100
Maximum [Member]
Lease period				4 years 6 months
Minimum [Member]
Lease period				18 years